Leases - Schedule of Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amounts Recognized in the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets	$ 1,115,209	$ 38,133
Operating lease liabilities, current	406,845	13,006
Operating lease liabilities, non-current	727,228	20,408
Total operating lease liabilities	$ 1,134,073	$ 33,414
Weighted-average remaining operating lease term	2 years 10 months 24 days	2 years 10 months 24 days
Weighted-average operating discount rate	3.50%	3.60%